Consolidated Statements of Changes In Equity - CNY (¥) ¥ in Thousands	Total	Share capital [member]	Share premium [member]	Treasury shares [member]	Other reserves [member]	Retained earnings [member]	Total [member]	Non-controlling interests [member]
Beginning balance at Dec. 31, 2019	¥ 48,145,417	¥ 69	¥ 14,113,311	¥ (2)	¥ 4,582,291	¥ 29,345,949	¥ 48,041,618	¥ 103,799
Net profit for the year	12,276,240					12,354,114	12,354,114	(77,874)
Other comprehensive income	614,651				614,399		614,399	252
Total comprehensive income for the year	12,890,891				614,399	12,354,114	12,968,513	(77,622)
Transactions with owners
Repurchase of ordinary shares
C-round restructuring	1,295,658				1,295,658		1,295,658
Issuance of ordinary shares upon initial public offering ("IPO") and exercise of over-allotment option	17,305,126	7	17,305,119				17,305,126
Conversion of Class C ordinary shares and automatically convertible promissory notes to ordinary shares upon IPO	1,784,729	1	1,794,996		(10,268)		1,784,729
Contributions from non-controlling interests	1,564,252							1,564,252
Appropriations to general reserve					772,466	(772,466)
Share-based payment	165,248				164,164		164,164	1,084
Dividend declared	0
Ending balance at Dec. 31, 2020	83,151,321	77	33,213,426	(2)	7,418,710	40,927,597	81,559,808	1,591,513
Net profit for the year	16,709,060					16,804,380	16,804,380	(95,320)
Other comprehensive income	28,282				28,402		28,402	(120)
Total comprehensive income for the year	16,737,342				28,402	16,804,380	16,832,782	(95,440)
Transactions with owners
Repurchase of ordinary shares	(5,560,104)			(5,560,104)			(5,560,104)
Retirement of ordinary share		(2)		2
Exercise of share-based payment	79,651		152,360		(72,709)		79,651
Contributions from non-controlling interests	22,333							22,333
Acquisition of non-controlling Interests of a subsidiary	(4,735)				9,487		9,487	(14,222)
Appropriations to general reserve					1,789,034	(1,789,034)
Share-based payment	133,395				132,071		132,071	1,324
Dividend declared	0
Ending balance at Dec. 31, 2021	94,559,203	75	33,365,786	(5,560,104)	9,304,995	55,942,943	93,053,695	1,505,508
Net profit for the year	8,775,039					8,699,369	8,699,369	75,670
Other comprehensive income	(1,580,849)				(1,581,252)		(1,581,252)	403
Total comprehensive income for the year	7,194,190				(1,581,252)	8,699,369	7,118,117	76,073
Transactions with owners
Repurchase of ordinary shares	(82,665)			(82,665)			(82,665)
Exercise of share-based payment	58,953		127,063		(68,110)		58,953
Contributions from non-controlling interests	15,938							15,938
Appropriations to general reserve					42,078	(42,078)
Share-based payment	45,919				45,491		45,491	428
Capital reduction from non-controlling interests	(1,118)							(1,118)
Redemption and extension of convertible promissory notes	624,828		6,209,598		(5,584,770)		624,828
Dividend declared	(7,628,573)		(7,628,573)				(7,628,573)
Ending balance at Dec. 31, 2022	¥ 94,786,675	¥ 75	¥ 32,073,874	¥ (5,642,769)	¥ 2,158,432	¥ 64,600,234	¥ 93,189,846	¥ 1,596,829